Fair Value Measurements - (Additional Information) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 20, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from the issuance of SAFEs	$ 34,100	$ 0	$ 34,125
Common stock, shares, issued	1,407,753	14,856,309	1,407,753
Common stock, price per share	$ 0.0001	$ 0.0001	$ 0.0001
Fair value input amount transfer in between levels		$ 0	$ 0
Simple Agreements for Future Equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, shares, issued		2,752,216		2,752,216
Common stock, price per share		$ 12.4		$ 12.4
Simple Agreements for Future Equity [Member] | AVROBIO [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, shares, issued		1,470,839
Common stock, price per share		$ 12.4